Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes	Income Taxes
(a)Reconciliation of income taxes

A reconciliation of the income tax expense to the amount calculated using the Company’s combined Canadian federal and provincial statutory income tax rate of 27% (2020 – 27%) is as follows:

	Year ended December 31,
	2021	2020
Net income in the year before tax	$236,920	$61,423
Tax rate	27%	27%
Income tax expense at statutory rate	$63,968	$16,584
Tax effect of:
Difference in tax rate of foreign jurisdictions	(29,888)	(6,227)
Non-taxable items	(7,465)	(1,792)
Change in temporary differences not previously recognized	6,618	(113)
Other	1,055	473
Income tax expense	$34,288	$8,925

	Year ended December 31,
	2021	2020
Current income tax:
Relating to current income tax charge	$22,428	$9,675
Deferred income tax:
Relating to origination and reversal of temporary differences	11,860	(750)
Income tax expense recognized in net income	$34,288	$8,925
Income tax expense (recovery) recognized in other comprehensive income	576	(3,073)
Total income tax expense	$34,864	$5,852

(b)Deferred income tax assets

The general movement in the deferred income tax assets is as follows:

	Year ended December 31,
	2021	2020
At the beginning of the year	$14,223	$13,099
Deferred income tax (expense) recovery	(11,860)	750
Income tax expense (recovery) recognized in OCI	(576)	3,073
Foreign exchange	528	(2,699)
At the end of the year	$2,315	$14,223

Recognized deferred tax and assets and liabilities consist of the following:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Non-capital losses - Brazil	$1,924	$15,688
Foreign exchange - Brazil	8,458	9,412
Other - Brazil	3,409	2,167
Mine closure and rehabilitation provision - Brazil	2,903	3,110
Non-capital losses - Canada	981	737
Financing fees and other - Canada	289	823
	17,964	31,937
Deferred tax liabilities:
Mineral property, plant and equipment - Brazil	(4,986)	(6,179)
Loans and borrowings - Brazil	(8,775)	(9,431)
Other - Brazil	(618)	(544)
Loans and borrowings - Canada	(1,270)	(1,560)
	(15,649)	(17,714)

Net deferred income tax assets	$2,315	$14,223

Deferred tax assets of $21.4 million (December 31, 2020 - $13.5 million) have not been recognized for the following deductible temporary differences as it is not probable that the benefits of these temporary differences will be realized:

	Year ended December 31, 2021		Year ended December 31, 2020
	Brazil	Canada	Brazil	Canada
Exploration and evaluation assets	$34,660	$—	$37,213	$—
Mineral property, plant and equipment	—	922	—	90
Non-capital losses	—	44,521	—	22,194
Other	—	16,213	—	7,238
	$34,660	$61,656	$37,213	$29,522

The Company has loss carry forwards in Brazil totalling $7.7 million (December 31, 2020 - $46.7 million) which may be carried forward indefinitely to offset future taxable income in Brazil. Use of these losses is limited to 30% of taxable income annually. The Company also has loss carry forwards in Canada totalling $48.0 million (December 31, 2020 - $24.9 million) which may be carried forward for 20 years to offset future taxable income, which expire between 2036 and 2041.